Available-For-Sale Financial Assets (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2011
Disclosure of financial assets [line items]
Other gains (losses)	$ (41,321)	$ 14,205	$ (3,636)
Financial Assets Available-For-Sale | LMB Holdings Limited
Disclosure of financial assets [line items]
Other gains (losses)	800
Financial Assets Available-For-Sale | Valuable Innovations Private Limited
Disclosure of financial assets [line items]
Ownership interest, percent				1.27%
Cash investment				$ 2,020
Impairment loss	$ 1,636
Financial Assets Available-For-Sale | Valuable Technologies Limited
Disclosure of financial assets [line items]
Ownership interest, percent	7.21%